Accounting for the acquisition of the Credit Suisse Group (Narrative) (Detail) - USD ($) $ in Millions	Jun. 12, 2023	Dec. 31, 2023
Disclosure Of Business Combinations [Line items]
Acquisition-related contingent liabilities		$ 3,832
Credit Suisse
Disclosure Of Business Combinations [Line items]
Exchange ratio (1 to 22.48)	1/22.48
Percentage of outstanding UBS Group AG shares received by Credit Suisse Group AG shareholders	5.10%
Purchase price consideration, after consideration of share-based compensation awards	$ 3,710
Conversion impact from the different derivative netting rules	70,000
Fair value adjustments to assets and liabilities of Credit Suisse	(14,900)
Fair value adjustments recognized on financial instruments that are classified at fair value through profit or loss	(4,800)
Fair value adjustments recognized on financial instruments at amortized cost and off-balance sheet commitments and guarantees	(10,100)
Provisional fair value of core deposits and customer relationships intangibles	900
Additional provisions and contingent liabilities	5,400
Mortgage servicing rights	400
Litigation provisions	1,600
Existing provisions recognized by Credit Suisse Group	1,300
Acquisition-related contingent liabilities		$ 3,800
Contingent liabilities for certain obligations in respect of litigation	3,800
Increase in contingent liabilities related to litigation	800
Contingent liabilities for certain obligations in respect of litigation recognised in business combination as of acquisition date before measurement period adjustment	3,000
increase in litigation provisions	45
Fair value adjustments on acquired loan commitments and guarantees recognized under IFRS	4,500
Fair value adjustments on acquired loan commitments and guarantees recognized under IFRS included in provisions and contingent liabilities	2,300
Fair value loan commitments within Derivative financial instruments liabilities	$ 2,200